Segment Information (Details) - Schedule of reconciliation of segment loss - GBP (£) £ in Thousands	6 Months Ended
	Jun. 30, 2022		Jun. 30, 2021
UK [Member]
Segment Information (Details) - Schedule of reconciliation of segment loss [Line Items]
Segment loss	£ (122,166)		£ (58,734)
Tax credit
Finance income
Finance expense
Depreciation, amortization and impairment of intangible assets
Depreciation of property, plant and equipment and right-of-use assets
Amortization and impairment of intangible assets
Share-based payment expenses
Fair value movement in warrants and embedded derivative and foreign exchange movements
Exceptional items		[1]
Loss for the period	(122,166)		(58,734)
EU [Member]
Segment Information (Details) - Schedule of reconciliation of segment loss [Line Items]
Segment loss	(30,715)		(2,670)
Tax credit
Finance income
Finance expense
Depreciation, amortization and impairment of intangible assets
Depreciation of property, plant and equipment and right-of-use assets
Amortization and impairment of intangible assets
Share-based payment expenses
Fair value movement in warrants and embedded derivative and foreign exchange movements
Exceptional items		[1]
Loss for the period	(30,715)		(2,670)
Total Segments [Member]
Segment Information (Details) - Schedule of reconciliation of segment loss [Line Items]
Segment loss	(152,881)		(61,404)
Tax credit
Finance income
Finance expense
Depreciation, amortization and impairment of intangible assets
Depreciation of property, plant and equipment and right-of-use assets
Amortization and impairment of intangible assets
Share-based payment expenses
Fair value movement in warrants and embedded derivative and foreign exchange movements
Exceptional items		[1]
Loss for the period	(152,881)		(61,404)
Central Costs [Member]
Segment Information (Details) - Schedule of reconciliation of segment loss [Line Items]
Segment loss	(22,286)		(7,754)
Tax credit	9,865		7,326
Finance income	571		166
Finance expense	(22,606)		(1,793)
Depreciation, amortization and impairment of intangible assets			(10,531)
Depreciation of property, plant and equipment and right-of-use assets	(26,552)
Amortization and impairment of intangible assets	(142,146)		(4,618)
Share-based payment expenses	(35,096)		(12,688)
Fair value movement in warrants and embedded derivative and foreign exchange movements	157,973
Exceptional items	(8,300)	[1]	(10,817)
Loss for the period	(88,577)		(40,709)
Consolidated [Member]
Segment Information (Details) - Schedule of reconciliation of segment loss [Line Items]
Segment loss	(175,167)		(69,158)
Tax credit	9,865		7,326
Finance income	571		166
Finance expense	(22,606)		(1,793)
Depreciation, amortization and impairment of intangible assets			(10,531)
Depreciation of property, plant and equipment and right-of-use assets	(26,552)
Amortization and impairment of intangible assets	(142,146)		(4,618)
Share-based payment expenses	(35,096)		(12,688)
Fair value movement in warrants and embedded derivative and foreign exchange movements	157,973
Exceptional items	(8,300)	[1]	(10,817)
Loss for the period	£ (241,458)		£ (102,113)

[1]	Exceptional items of £8.3 million include restructuring costs of £6.6 million, with the remainder primarily related to transaction costs incurred on the acquisition of brumbrum (as defined below).